Information by business segment (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Business segment information
Sales	$ 51,242	$ 51,205	$ 52,540	$ 102,447	$ 102,151
Excise taxes	(6,040)	(6,081)	(6,438)	(12,121)	(12,757)
Revenues from sales	45,202	45,124	46,102	90,326	89,394
Operating expenses	(37,638)		(37,518)	(74,372)	(74,105)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,661)	(3,466)	(3,435)	(7,127)	(6,351)
Operating income	3,903		5,149	8,827	8,938
Net income (loss) from equity affiliates and other items	1,082		1,104	1,796	1,991
Tax on net operating income	(1,671)		(2,179)	(3,664)	(3,855)
Net operating income	3,314		4,074	6,959	7,074
Net cost of net debt	(510)		(440)	(1,015)	(791)
Non-controlling interests	(48)	(29)	87	(77)	74
Net income, Group share	2,756	3,111	3,721	5,867	6,357
Total expenditures	3,896	3,587	3,787	7,483	10,511
Total divestments	565	497	1,274	1,062	3,859
Cash flow from operating activities	6,251	$ 3,629	6,246	9,880	8,327
Intercompany
Business segment information
Sales	(16,686)		(17,785)	(33,235)	(33,305)
Revenues from sales	(16,686)		(17,785)	(33,235)	(33,305)
Operating expenses	16,686		17,785	33,235	33,305
Exploration & Production
Business segment information
Sales	2,273		3,119	4,067	5,337
Total expenditures	2,257		2,612	4,282	8,157
Total divestments	60		466	89	2,642
Cash flow from operating activities	3,768		4,474	7,704	7,796
Exploration & Production | Business segments and Corporate
Business segment information
Revenues from sales	9,859		10,765	19,369	19,760
Operating expenses	(4,205)		(4,791)	(8,234)	(8,721)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,687)		(2,345)	(5,216)	(4,561)
Operating income	2,967		3,629	5,919	6,478
Net income (loss) from equity affiliates and other items	173		256	367	577
Tax on net operating income	(1,161)		(1,687)	(2,585)	(3,119)
Net operating income	1,979		2,198	3,701	3,936
Exploration & Production | Intercompany
Business segment information
Sales	(7,586)		(7,646)	(15,302)	(14,423)
Integrated Gas, Renewables and Power
Business segment information
Sales	3,789		3,547	10,208	7,887
Total expenditures	857		447	1,975	1,022
Total divestments	349		439	574	592
Cash flow from operating activities	641		258	1,533	326
Integrated Gas, Renewables and Power | Business segments and Corporate
Business segment information
Revenues from sales	4,421		4,016	11,467	8,848
Operating expenses	(3,878)		(3,605)	(10,287)	(8,123)
Depreciation, depletion and impairment of tangible assets and mineral interests	(328)		(603)	(643)	(807)
Operating income	215		(192)	537	(82)
Net income (loss) from equity affiliates and other items	661		441	1,041	795
Tax on net operating income	(450)		(104)	(623)	(237)
Net operating income	426		145	955	476
Integrated Gas, Renewables and Power | Intercompany
Business segment information
Sales	(632)		(469)	(1,259)	(961)
Refining & Chemicals
Business segment information
Sales	22,509		23,349	44,220	45,088
Excise taxes	(761)		(867)	(1,537)	(1,714)
Total expenditures	363		404	648	736
Total divestments	70		324	239	349
Cash flow from operating activities	1,658		999	1,120	(110)
Refining & Chemicals | Business segments and Corporate
Business segment information
Revenues from sales	30,041		31,922	58,993	60,770
Operating expenses	(29,168)		(30,369)	(56,502)	(58,248)
Depreciation, depletion and impairment of tangible assets and mineral interests	(389)		(304)	(763)	(617)
Operating income	484		1,249	1,728	1,905
Net income (loss) from equity affiliates and other items	111		289	260	417
Tax on net operating income	46		(279)	(246)	(383)
Net operating income	641		1,259	1,742	1,939
Refining & Chemicals | Intercompany
Business segment information
Sales	(8,293)		(9,440)	(16,310)	(17,396)
Marketing & Services
Business segment information
Sales	22,671		22,528	43,950	43,836
Excise taxes	(5,279)		(5,571)	(10,584)	(11,043)
Total expenditures	383		310	527	538
Total divestments	85		45	157	273
Cash flow from operating activities	611		841	843	781
Marketing & Services | Business segments and Corporate
Business segment information
Revenues from sales	17,531		17,250	33,667	33,284
Operating expenses	(16,844)		(16,416)	(32,178)	(31,919)
Depreciation, depletion and impairment of tangible assets and mineral interests	(237)		(172)	(470)	(346)
Operating income	450		662	1,019	1,019
Net income (loss) from equity affiliates and other items	111		107	101	193
Tax on net operating income	(170)		(194)	(334)	(297)
Net operating income	391		575	786	915
Marketing & Services | Intercompany
Business segment information
Sales	(139)		(293)	(301)	(491)
Corporate
Business segment information
Sales			(3)	2	3
Total expenditures	36		14	51	58
Total divestments	1			3	3
Cash flow from operating activities	(427)		(326)	(1,320)	(466)
Corporate | Business segments and Corporate
Business segment information
Revenues from sales	36		(66)	65	37
Operating expenses	(229)		(122)	(406)	(399)
Depreciation, depletion and impairment of tangible assets and mineral interests	(20)		(11)	(35)	(20)
Operating income	(213)		(199)	(376)	(382)
Net income (loss) from equity affiliates and other items	26		11	27	9
Tax on net operating income	64		85	124	181
Net operating income	(123)		(103)	(225)	(192)
Corporate | Intercompany
Business segment information
Sales	(36)		63	(63)	(34)
Adjustments
Business segment information
Sales	(59)		24	(86)	13
Revenues from sales	(59)		24	(86)	13
Operating expenses	(131)		597	377	376
Depreciation, depletion and impairment of tangible assets and mineral interests	(64)		(424)	(64)	(446)
Operating income	(254)		197	227	(57)
Net income (loss) from equity affiliates and other items	351		(23)	359	(157)
Tax on net operating income	(249)		(176)	(404)	(93)
Net operating income	(152)		(2)	182	(307)
Net cost of net debt	(4)		(9)	(8)	(19)
Non-controlling interests	25		179	47	246
Net income, Group share	(131)		168	221	(80)
Adjustments | Exploration & Production
Business segment information
Operating income	(43)		(97)	(43)	(150)
Net income, Group share	(43)		(117)	(43)	(196)
Adjustments | Exploration & Production | Business segments and Corporate
Business segment information
Operating expenses			(97)		(150)
Depreciation, depletion and impairment of tangible assets and mineral interests	(43)			(43)
Operating income	(43)		(97)	(43)	(150)
Net income (loss) from equity affiliates and other items			(66)		(167)
Tax on net operating income			46		121
Net operating income	(43)		(117)	(43)	(196)
Adjustments | Integrated Gas, Renewables and Power
Business segment information
Sales	(59)		24	(86)	13
Operating income	(124)		(409)	(209)	(534)
Net income, Group share	19		(232)	(17)	(330)
Adjustments | Integrated Gas, Renewables and Power | Business segments and Corporate
Business segment information
Revenues from sales	(59)		24	(86)	13
Operating expenses	(54)		(9)	(112)	(101)
Depreciation, depletion and impairment of tangible assets and mineral interests	(11)		(424)	(11)	(446)
Operating income	(124)		(409)	(209)	(534)
Net income (loss) from equity affiliates and other items	407		(4)	413	(15)
Tax on net operating income	(286)		(7)	(270)	(21)
Net operating income	(3)		(420)	(66)	(570)
Adjustments | Refining & Chemicals
Business segment information
Operating income	(53)		569	439	531
Net income, Group share	(76)		436	268	395
Adjustments | Refining & Chemicals | Business segments and Corporate
Business segment information
Operating expenses	(43)		569	449	531
Depreciation, depletion and impairment of tangible assets and mineral interests	(10)			(10)
Operating income	(53)		569	439	531
Net income (loss) from equity affiliates and other items	(49)		46	(47)	25
Tax on net operating income	28		(177)	(121)	(158)
Net operating income	(74)		438	271	398
Adjustments | Marketing & Services
Business segment information
Operating income	(34)		134	40	105
Net income, Group share	(31)		81	13	60
Adjustments | Marketing & Services | Business segments and Corporate
Business segment information
Operating expenses	(34)		134	40	105
Operating income	(34)		134	40	105
Net income (loss) from equity affiliates and other items	(7)		1	(7)
Tax on net operating income	9		(38)	(13)	(35)
Net operating income	(32)		97	20	70
Adjustments | Corporate
Business segment information
Operating income					(9)
Net income, Group share					(9)
Adjustments | Corporate | Business segments and Corporate
Business segment information
Operating expenses					(9)
Operating income					(9)
Net operating income					(9)
Adjustments - Inventory valuation effect
Business segment information
Operating income	(40)		703	526	636
Net income, Group share	(28)		517	360	472
Adjustments - Inventory valuation effect | Refining & Chemicals
Business segment information
Operating income	(6)		569	486	531
Net income, Group share	(3)		436	341	412
Adjustments - Inventory valuation effect | Refining & Chemicals | Business segments and Corporate
Business segment information
Operating income	(6)		569	486	531
Net operating income	(1)		438	344	415
Adjustments - Inventory valuation effect | Marketing & Services
Business segment information
Operating income	(34)		134	40	105
Net income, Group share	(25)		81	19	60
Adjustments - Inventory valuation effect | Marketing & Services | Business segments and Corporate
Business segment information
Operating income	(34)		134	40	105
Net operating income	(25)		97	27	70
Adjusted
Business segment information
Sales	51,301		52,516	102,533	102,138
Excise taxes	(6,040)		(6,438)	(12,121)	(12,757)
Revenues from sales	45,261		46,078	90,412	89,381
Operating expenses	(37,507)		(38,115)	(74,749)	(74,481)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,597)		(3,011)	(7,063)	(5,905)
Operating income	4,157		4,952	8,600	8,995
Net income (loss) from equity affiliates and other items	731		1,127	1,437	2,148
Tax on net operating income	(1,422)		(2,003)	(3,260)	(3,762)
Net operating income	3,466		4,076	6,777	7,381
Net cost of net debt	(506)		(431)	(1,007)	(772)
Non-controlling interests	(73)		(92)	(124)	(172)
Net income, Group share	2,887		3,553	5,646	6,437
Adjusted | Intercompany
Business segment information
Sales	(16,686)		(17,785)	(33,235)	(33,305)
Revenues from sales	(16,686)		(17,785)	(33,235)	(33,305)
Operating expenses	16,686		17,785	33,235	33,305
Adjusted | Exploration & Production
Business segment information
Sales	2,273		3,119	4,067	5,337
Adjusted | Exploration & Production | Business segments and Corporate
Business segment information
Revenues from sales	9,859		10,765	19,369	19,760
Operating expenses	(4,205)		(4,694)	(8,234)	(8,571)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,644)		(2,345)	(5,173)	(4,561)
Operating income	3,010		3,726	5,962	6,628
Net income (loss) from equity affiliates and other items	173		322	367	744
Tax on net operating income	(1,161)		(1,733)	(2,585)	(3,240)
Net operating income	2,022		2,315	3,744	4,132
Adjusted | Exploration & Production | Intercompany
Business segment information
Sales	(7,586)		(7,646)	(15,302)	(14,423)
Adjusted | Integrated Gas, Renewables and Power
Business segment information
Sales	3,848		3,523	10,294	7,874
Adjusted | Integrated Gas, Renewables and Power | Business segments and Corporate
Business segment information
Revenues from sales	4,480		3,992	11,553	8,835
Operating expenses	(3,824)		(3,596)	(10,175)	(8,022)
Depreciation, depletion and impairment of tangible assets and mineral interests	(317)		(179)	(632)	(361)
Operating income	339		217	746	452
Net income (loss) from equity affiliates and other items	254		445	628	810
Tax on net operating income	(164)		(97)	(353)	(216)
Net operating income	429		565	1,021	1,046
Adjusted | Integrated Gas, Renewables and Power | Intercompany
Business segment information
Sales	(632)		(469)	(1,259)	(961)
Adjusted | Refining & Chemicals
Business segment information
Sales	22,509		23,349	44,220	45,088
Excise taxes	(761)		(867)	(1,537)	(1,714)
Adjusted | Refining & Chemicals | Business segments and Corporate
Business segment information
Revenues from sales	30,041		31,922	58,993	60,770
Operating expenses	(29,125)		(30,938)	(56,951)	(58,779)
Depreciation, depletion and impairment of tangible assets and mineral interests	(379)		(304)	(753)	(617)
Operating income	537		680	1,289	1,374
Net income (loss) from equity affiliates and other items	160		243	307	392
Tax on net operating income	18		(102)	(125)	(225)
Net operating income	715		821	1,471	1,541
Adjusted | Refining & Chemicals | Intercompany
Business segment information
Sales	(8,293)		(9,440)	(16,310)	(17,396)
Adjusted | Marketing & Services
Business segment information
Sales	22,671		22,528	43,950	43,836
Excise taxes	(5,279)		(5,571)	(10,584)	(11,043)
Adjusted | Marketing & Services | Business segments and Corporate
Business segment information
Revenues from sales	17,531		17,250	33,667	33,284
Operating expenses	(16,810)		(16,550)	(32,218)	(32,024)
Depreciation, depletion and impairment of tangible assets and mineral interests	(237)		(172)	(470)	(346)
Operating income	484		528	979	914
Net income (loss) from equity affiliates and other items	118		106	108	193
Tax on net operating income	(179)		(156)	(321)	(262)
Net operating income	423		478	766	845
Adjusted | Marketing & Services | Intercompany
Business segment information
Sales	(139)		(293)	(301)	(491)
Adjusted | Corporate
Business segment information
Sales			(3)	2	3
Adjusted | Corporate | Business segments and Corporate
Business segment information
Revenues from sales	36		(66)	65	37
Operating expenses	(229)		(122)	(406)	(390)
Depreciation, depletion and impairment of tangible assets and mineral interests	(20)		(11)	(35)	(20)
Operating income	(213)		(199)	(376)	(373)
Net income (loss) from equity affiliates and other items	26		11	27	9
Tax on net operating income	64		85	124	181
Net operating income	(123)		(103)	(225)	(183)
Adjusted | Corporate | Intercompany
Business segment information
Sales	$ (36)		$ 63	$ (63)	$ (34)